                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2000

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 401 West "A" Street
         San Diego, CA  92101

Form 13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /s/ John D. Wylie    San Diego, California  November 29, 2000
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     105

Form 13F Information Table Value Total:     $953,481
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

         28-

         [Repeat as necessary.]
























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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2000
Holdings of US Listed equities held as at 31st December 1999

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------

ABGENIX INC        COMMON STOCK  00339B107  $10,735,940.63   132,850        x                                             132,850
AURORA BIOSCIENCES
   CRP COM         COMMON STOCK  051920106   $5,674,600.00    83,450        x                                              83,450
ACCREDO HEALTH
  INC COM          COMMON STOCK  00437V104   $6,402,136.25   130,990        x                                             130,990
AGENCY COM LTD COM COMMON STOCK  008447104  $12,044,853.13   806,350        x                                             806,350
AGILE SOFTWARE
  CORP             COMMON STOCK  00846X105   $6,646,381.25    73,900        x                                              73,900
ALLIANCE PHARMA
  CORP COM         COMMON STOCK  018773101   $6,346,287.50   416,150        x                                             416,150
ART TECHNOLOGY
  GROUP            COMMON STOCK  04289L107   $7,371,550.00    77,800        x                                              77,800
ACTIVISION INC     COMMON STOCK  004930202   $2,301,000.00   153,400        x                                             153,400
ANIXTER
  INTERNATIONAL    COMMON STOCK  035290105   $9,778,718.75   335,750        x                                             335,750
ASPEN TECHNOLOGY   COMMON STOCK  045327103  $21,511,087.50   476,700        x                                             476,700
BISYS GROUP INC
   COM             COMMON STOCK  055472104  $17,178,837.50   222,200        x                                             222,200
BROADVISION INC    COMMON STOCK  111412102   $5,209,425.00   202,800        x                                             202,800
CALIFORNIA
  AMPLIFIER        COMMON STOCK  129900106   $2,419,600.00   105,200        x                                             105,200
CADENCE DESIGN
  SYSTEMS, INC.    COMMON STOCK  127387108   $4,184,493.75   162,900        x                                             162,900
CONCORD EFS INC
  COM              COMMON STOCK  206197105  $16,724,307.81   470,900        x                                             470,900
COORS ADOLPH CO
  CL B             COMMON STOCK  217016104   $9,623,456.25   152,300        x                                             152,300
CERNER CORP        COMMON STOCK  156782104   $8,070,837.50   173,800        x                                             173,800
CELL PATHWAYS      COMMON STOCK  15114R101     $527,718.75    64,950        x                                              64,950
CELERITEK INC.     COMMON STOCK  150926103   $8,438,231.25   223,900        x                                             223,900
COMMERCE ONE INC
  DEL COM          COMMON STOCK  200693109   $5,926,750.00    75,500        x                                              75,500
CAREMARK RX INC.   COMMON STOCK  141705103  $16,319,250.00 1,450,600        x                                           1,450,600
COGNOS INC         COMMON STOCK  19244C109  $12,306,500.00   302,000        x                                             302,000
CIRRUS LOGIC CORP
  COM              COMMON STOCK  172755100  $25,453,312.50   631,400        x                                             631,400
CORIXA CORP COM    COMMON STOCK  21887F100  $26,200,350.00   521,400        x                                             521,400
DDi Corp           COMMON STOCK  233162106   $8,157,487.50   184,350        x                                             184,350


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DIGEX INC DEL CL A COMMON STOCK  253756100   $7,021,875.00   149,800        x                                             149,800
DENDRITE INTL INC
  COM              COMMON STOCK  248239105  $12,920,943.75   481,900        x                                             481,900
DESCARTES SYSTEMS
  GROUP            COMMON STOCK  249906108  $20,485,575.00   413,850        x                                             413,850
DYCOM INDS INC COM COMMON STOCK  267475101   $9,078,412.50   218,100        x                                             218,100
DYAX CORP          COMMON STOCK  26746E103   $5,193,125.00   118,700        x                                             118,700
BRINKER INTL INC
  COM              COMMON STOCK  109641100   $1,117,637.50    37,100        x                                              37,100
EFFICIENT NETWORKS
  INC COM          COMMON STOCK  282056100  $14,831,718.75   397,500        x                                             397,500
ELECTRONIC ARTS
  INC COM          COMMON STOCK  285512109  $10,576,125.00   214,200        x                                             214,200
FIRST HEALTH GROUP
   CORP            COMMON STOCK  320960107   $8,886,487.50   275,550        x                                             275,550
FOUNDATION HEALTH  COMMON STOCK  350404109   $7,714,000.00   464,000        x                                             464,000
FREEMARKETS INC    COMMON STOCK  356602102  $11,730,618.75   205,350        x                                             205,350
FINNISAR CORP      COMMON STOCK  31787A101   $8,291,475.00   171,400        x                                             171,400
GALILEO TECHNOLGY  COMMON STOCK  M47298100   $8,105,775.00   255,300        x                                             255,300
HANOVER COMPRESSOR
   COMPANY         COMMON STOCK  410768105   $7,890,178.13   239,550        x                                             239,550
HUMAN GENOME
  SCIENCES COM     COMMON STOCK  444903108   $5,245,687.50    30,300        x                                              30,300
STARWOOD HOTELS&
  RESORT PAIRED CT COMMON STOCK  85590A203   $5,892,500.00   188,560        x                                             188,560
INTERNATIONAL
  GAME TEC COM     COMMON STOCK  459902102   $9,542,775.00   283,800        x                                             283,800
INTERNATIONAL
  RECTIFIER        COMMON STOCK  460254105   $6,490,765.00   128,530        x                                             128,530
INTERWOVEN         COMMON STOCK  46114T102  $15,676,115.63   138,650        x                                             138,650
LEXAR MEDIA INC.   COMMON STOCK  52886P104   $5,347,500.00   460,000        x                                             460,000
VA LINUX SYSTEMS   COMMON STOCK  91819B105  $31,971,468.75   691,275        x                                             691,275
LOWES COMPANIES    COMMON STOCK  548661107   $4,927,275.00   109,800        x                                             109,800
LARGE SCALE
  BIOLOGY CORP     COMMON STOCK  517053104   $3,802,275.00   116,100        x                                             116,100
SOUTHWEST AIRLINES COMMON STOCK  844741108   $5,946,100.00   245,200        x                                             245,200
MANUGISTICS        COMMON STOCK  565011103   $7,123,875.00    72,600        x                                              72,600
METRICOM INC COM   COMMON STOCK  591596101   $1,488,350.00    57,800        x                                              57,800
MEDAREX INC COM    COMMON STOCK  583916101  $13,467,475.00   114,800        x                                             114,800
MMC NETWORKS       COMMON STOCK  55308N102   $5,603,950.00    44,300        x                                              44,300
MGI PHARMA INC COM COMMON STOCK  552880106     $418,500.00    13,950        x                                              13,950
MATRIXONE          COMMON STOCK  57685P304  $15,518,000.00   387,950        x                                             387,950
MEDICIS PHARMA-
  CEUTICAL CL A    COMMON STOCK  584690309   $9,597,075.00   156,050        x                                             156,050
MAVERICK TUBE
  CORP COM         COMMON STOCK  577914104   $6,762,659.38   251,050        x                                             251,050
METRIS COS INC COM COMMON STOCK  591598107  $17,200,275.00   435,450        x                                             435,450
NOBLE DRILLING
  CORP COM         COMMON STOCK  655042109   $6,185,775.00   123,100        x                                             123,100
NETEGRITY INC COM  COMMON STOCK  64110P107  $27,146,000.00   387,800        x                                             387,800
NATIONAL-OILWELL


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  INC COM          COMMON STOCK  637071101  $11,278,125.00   360,900        x                                             360,900
NETRO CORP         COMMON STOCK  64114R109   $7,989,862.50   134,850        x                                             134,850
OAK TECHNOLOGY INC COMMON STOCK  671802106   $6,682,237.50   244,100        x                                             244,100
OAKLEY INC         COMMON STOCK  673662102  $11,253,171.88   640,750        x                                             640,750
OSI PHARMA-
  CEUTICALS        COMMON STOCK  671040103   $8,197,000.00   117,100        x                                             117,100
PACKETEER INC.     COMMON STOCK  695210104  $14,571,793.75   384,100        x                                             384,100
PURCHASEPRO.COM    COMMON STOCK  746144104  $15,004,656.25   170,750        x                                             170,750
PERICOM SEMI-
  CONDUCTOR COM    COMMON STOCK  713831105  $16,897,115.00   449,840        x                                             449,840
PAIN THERAPUTICS   COMMON STOCK  69562K100   $1,123,368.75    56,700        x                                              56,700
PIVOTAL CORP       COMMON STOCK  72581R106  $18,666,375.00   355,550        x                                             355,550
POWER-ONE INC COM  COMMON STOCK  739308104   $5,634,004.69    93,100        x                                              93,100
QUEST SOFTWARE     COMMON STOCK  74834T103   $5,968,710.94    96,100        x                                              96,100
RCN CORP COM       COMMON STOCK  749361101   $4,562,925.00   219,900        x                                             219,900
REMEC INC COM      COMMON STOCK  759543101  $22,803,759.38   774,650        x                                             774,650
REPUBLIC SVCS
   INC COM         COMMON STOCK  760759100   $7,680,750.00   585,200        x                                             585,200
RADIO SHACK        COMMON STOCK  750438103   $4,407,425.00    68,200        x                                              68,200
ROSETTA
  INPHARMETICS     COMMON STOCK  777777103   $5,985,328.13   214,600        x                                             214,600
SYCAMORE NETWORKS  COMMON STOCK  871206108   $7,408,800.00    68,600        x                                              68,600
SCIENT CORP        COMMON STOCK  80864H109   $6,189,125.00   295,600        x                                             295,600
SMITHFIELD FOODS
  INC COM          COMMON STOCK  832248108   $3,953,250.00   150,600        x                                             150,600
SILICON VY
  BANCSHARES COM   COMMON STOCK  827064106   $4,227,815.63    72,600        x                                              72,600
SANDISK CORP COM   COMMON STOCK  80004C101   $2,409,675.00    36,100        x                                              36,100
STRATOS LIGHTWAVE  COMMON STOCK  863100103   $6,575,775.00   203,900        x                                             203,900
STATE STR CORP COM COMMON STOCK  857477103   $9,295,000.00    71,500        x                                              71,500
DMC STRATEX
  NETWORKS         COMMON STOCK  23322L106   $4,156,011.25   258,740        x                                             258,740
CONSTELLATION
  BRANDS INC.      COMMON STOCK  21036P108   $3,535,743.75    65,100        x                                              65,100
SUIZA FOODS CORP   COMMON STOCK  865077101  $19,892,309.38   392,450        x                                             392,450
TENET HEALTHCARE
  CORP COM         COMMON STOCK  88033G100   $8,693,625.00   239,000        x                                             239,000
3DO CO             COMMON STOCK  88553W105   $5,088,853.13   760,950        x                                             760,950
THQ INC            COMMON STOCK  872443403   $2,322,675.00    99,900        x                                              99,900
TUMBLEWEED
  COMMUNICATIONS   COMMON STOCK  899690101   $7,672,950.00   150,450        x                                             150,450
TURNSTONE SYSTEMS  COMMON STOCK  900423104   $6,320,912.50   136,300        x                                             136,300
TAKE TWO
  INTERACTIVE      COMMON STOCK  874054109   $6,241,050.00   496,800        x                                             496,800
TUT SYSTEMS COM    COMMON STOCK  901103101   $7,325,341.88    84,870        x                                              84,870
ULTRAMAR DIAMOND
  SHAMROCK CORP    COMMON STOCK  904000106   $5,529,212.50   217,900        x                                             217,900
UNITED STATIONERS  COMMON STOCK  913004107   $6,530,625.00   243,000        x                                             243,000
VIASYSTEMS GP INC
   COM             COMMON STOCK  92553H100   $5,466,350.00   321,550        x                                             321,550
VALERO ENERGY


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  CORP NEW COM     COMMON STOCK  91913Y100  $15,081,362.50   428,600        x                                             428,600
VARCO INTL INC
  DEL COM          COMMON STOCK  922122106   $6,006,487.50   288,600        x                                             288,600
WASTE CONNECTIONS
  INC COM          COMMON STOCK  941053100   $5,731,031.25   223,650        x                                             223,650
WIRELESS
  FACILITIES INC   COMMON STOCK  97653A103  $13,089,293.75   226,900        x                                             226,900
WEATHERFORD INTL
  INC COM          COMMON STOCK  947074100   $3,719,500.00    86,500        x                                              86,500
WILLIAMS COMPANIES COMMON STOCK  969457100   $5,091,125.00   120,500        x                                             120,500
ZORAN CORP COM     COMMON STOCK  98975F101   $4,777,500.00    98,000        x                                              98,000
OPTIMAL ROBOTICS
  CORP CL A NEW    COMMON STOCK  68388R208   $7,691,775.00   191,100        x                                             191,100



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